Fair value measurements - Q3 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair value measurements [Abstract]
Assets Measured at Fair Value on a Recurring Basis
The following tables present the balances of assets measured at fair value on a recurring basis as of September 30, 2016 and December 31, 2015, by level within the fair value hierarchy.

	September 30, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$12,439	$—	$—	$12,439
Obligations of states, municipalities and political subdivisions	—	90,944	—	90,944
Corporate and other securities	—	129,359	—	129,359
Asset-backed securities	—	75,657	—	75,657
Residential mortgage-backed securities	—	90,380	—	90,380
Total fixed maturities	12,439	386,340	—	398,779

Equity securities:
Exchange traded funds	17,788	—	—	17,788
Short-term investments	—	254	—	254
Total	$30,227	$386,594	$—	$416,821

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,433	$—	$—	$3,433
Obligations of states, municipalities and political subdivisions	—	72,513	—	72,513
Corporate and other securities	—	129,521	—	129,521
Asset-backed securities	—	58,307	—	58,307
Residential mortgage-backed securities	—	63,828	—	63,828
Total fixed maturities	3,433	324,169	—	327,602

Equity securities:
Exchange traded funds	14,240	—	—	14,240
Short-term investments	—	2,299	—	2,299
Total	$17,673	$326,468	$—	$344,141

The following tables present the balances of assets measured at fair value on a recurring basis as of December 31, 2015 and 2014, by level within the fair value hierarchy.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$3,433	$—	$—	$3,433
Obligations of states, municipalities and political subdivisions	—	72,513	—	72,513
Corporate and other securities	—	129,521	—	129,521
Asset-backed securities	—	58,307	—	58,307
Residential mortgage-backed securities	—	63,828	—	63,828
Total fixed maturities	3,433	324,169	—	327,602

Equity securities:
Exchange traded funds	14,240	—	—	14,240
Short-term investments	—	2,299	—	2,299
Total	$17,673	$326,468	$—	$344,141

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets
Fixed maturities:
U.S. Treasury securities and obligations of U.S. government agencies	$2,413	$8,031	$—	$10,444
Obligations of states, municipalities and political subdivisions	—	61,632	—	61,632
Corporate and other securities	—	87,756	—	87,756
Asset-backed securities	—	36,638	—	36,638
Residential mortgage-backed securities	—	53,264	—	53,264
Total fixed maturities	2,413	247,321	—	249,734

Equity securities:
Exchange traded funds	14,336	—	—	14,336
Short-term investments	—	4,257	—	4,257
Total	$16,749	$251,578	$—	$268,327